Commitments and Contingencies - Summary of Schedule Of Contractual Obligation (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Other Commitments [Line Items]
Total	$ 6,478	$ 21,422
MSGE SPINCO, INC [Member]
Other Commitments [Line Items]
Fiscal year ending June 30, 2023		12,730
Fiscal year ending June 30, 2024		4,420
Fiscal year ending June 30, 2025		4,272
Total		$ 21,422